Geographic information (Tables)	12 Months Ended
Dec. 31, 2023
Geographic information
Schedule of geographic information

	For the year ended
	December 31, 2021 (As adjusted)	December 31, 2022 (As adjusted)	December 31, 2023
	RMB	RMB	RMB
Total Revenue:
China	8,520,978	5,332,779	1,357,884
International	—	—	228,513
	8,520,978	5,332,779	1,586,397